15. COMMITMENTS	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 15. COMMITMENTS

15.           COMMITMENTS

The Company is committed to make lease payments for the rental of office space as follows:

2013	$153,755
2014	217,198
2015	209,289
2016	211,927
2017	88,302
$880,471

The Company incurred lease expense of $189,095 (June 30, 2012 – $184,139) for the six months ended June 30, 2013.